Share Based Payments (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2020 $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Aug. 31, 2020 £ / shares
Disclosure of share-based payment arrangements [text block] [Abstract]
Shares of options exercised (in Shares) | shares			2,925,725
Total outstanding fair value charge		$ 12,339	$ 7,046	$ 5,237
Total expenses		5,173	5,105	1,266
Expected term of the award	4 years
Exercise price for options issued to employees and directors | (per share)	$ 0.48				£ 350
Share-based payment charge		$ 0	$ 26	$ 0